Gratuity and other post-employment benefit plans - Summary of Sensitivity Analysis for Significant Actuarial Assumptions (Detail) - Defined Benefit Gratuity Plan [Member] ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Actuarial Assumption of Discount Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in discount rate	0.50%	0.50%
Decrease in discount rate	0.50%	0.50%
Increase in salary escalation	₨ 184	$ 2	₨ 141
Decrease in salary escalation	₨ 197	$ 3	159
Actuarial Assumption of Expected Rates of Salary Increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in discount rate	0.50%	0.50%
Decrease in discount rate	0.50%	0.50%
Increase in salary escalation	₨ 195	$ 3	156
Decrease in salary escalation	₨ 185	$ 2	₨ 144